Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies [Abstract]
Schedule of Lease Costs	The components of lease costs are as follows:
		Nine Months Ended
	Financial Statement	September 30,
Type	Line Item	2023	2022
Operating lease	General and administrative	$275,544	$304,864
Operating lease	Operations	326,462	102,242
Operating lease	Research and development	154,564	97,954
Total lease costs		$756,570	$505,060

The components of lease costs are as follows:
		Period Ended
	Financial Statement	December 31,
Type	Line Item	2022	2021
Operating lease	General and administrative	$621,388	$296,519
Total lease costs		$621,388	$296,519

Schedule of Supplemental Cash Flow	Supplemental cash flow information related to leases are as follows:
	Nine Months Ended
	September 30,
	2023	2022
Operating cash flows paid for operating leases	$411,393	$252,997
Right-of-use assets obtained in exchange for operating lease obligations	$-	$1535,230
Supplemental cash flow information related to leases are as follows:
	Period Ended
	December 31,
	2022	2021
Operating cash flows paid for operating leases	$381,457	$-
Right-of-use assets obtained in exchange for operating lease obligations	$1,535,230	$-

Schedule of Supplemental Balance Sheet	Supplemental balance sheet information related to leases are as follows:
	September 30,	December 31,
	2023	2022
Weighted-average remaining lease term (in years)	1.55	2.30
Weighted-average discount rate	7.25%	7.25%
Supplemental balance sheet information related to leases are as follows:
	December 31,
	2022	2021
Weighted-average remaining lease term (in years)	2.30	n/a
Weighted-average discount rate	7.25%	n/a

Schedule of Future Principal Payments	Maturities of lease liabilities, as of December 31, 2022, are as follows:
Year Ending December 31,	Operating Leases
2023	$483,186
2024	527,983
2025	214,776
Total lease payments	1,225,945
Less: imputed interest	(34,616)
Total lease obligations	$1,191,329

Schedule of Future Principal Payments	Future principal payments as of December 31, 2022 were as follows:
Year Ending December 31,	Lease Liability
2023	$2,214,348
2024	1,862,980
Total	$4,077,328